CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 275,093	$ 248,920	$ 220,774
Cost of revenues:
Total cost of revenues	96,315	78,029	70,958
Gross profit	178,778	170,891	149,816
Operating expenses:
Research and development, net	59,842	53,396	46,072
Selling and marketing	70,123	62,057	51,217
General and administrative	17,494	15,914	14,177
Total operating expenses	147,459	131,367	111,466
Operating income	31,319	39,524	38,350
Financial income (expenses), net	2,864	123	(1,703)
Total, before income taxes	34,183	39,647	36,647
Taxes on income	5,717	5,896	9,399
Net income	$ 28,466	$ 33,751	$ 27,248
Earnings per share:
Basic	$ 0.89	$ 1.03	$ 0.87
Diluted	$ 0.88	$ 1.00	$ 0.83
Weighted average number of shares used in computations of earnings per share:
Basic	31,849,422	32,703,478	31,440,093
Diluted	32,500,141	33,845,559	32,915,683
Products
Revenues:
Revenues	$ 164,302	$ 155,089	$ 145,332
Cost of revenues:
Cost of revenues	63,686	52,750	54,384
Services
Revenues:
Revenues	110,791	93,831	75,442
Cost of revenues:
Cost of revenues	$ 32,629	$ 25,279	$ 16,574